Guggenheim Macro Opportunities Fund Average Annual Total Returns			12 Months Ended				17 Months Ended	60 Months Ended				82 Months Ended	104 Months Ended	120 Months Ended	121 Months Ended
		Sep. 30, 2025	Dec. 31, 2025		Dec. 31, 2024	[3]	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2024	[3]	Dec. 31, 2025	Dec. 31, 2025 [5]	Dec. 31, 2025 [2]	Dec. 31, 2024 [3]
Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%				3.85%
Class R6 Shares [Member] | Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	[2]	7.30%			(0.36%)	[2]	(0.36%)		1.80% [4]	1.84%	2.01%	1.60%
Class R6 Shares [Member] | ICE BofA 3-Month U.S. Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]		4.18%					3.17%				2.69%
Class R6 Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.57%					3.61%				4.54%
Performance Inception Date		Mar. 13, 2019
Class R6 Shares [Member] | Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.02%					1.35%				2.44%
Class R6 Shares [Member] | Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.43%					1.74%				2.55%

[1]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[2]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[3]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[4]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[5]	Bloomberg U.S. Aggregate Bond Index is an index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities (agency and non-agency).
[6]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.